U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.	Name and address of issuer:
	COMMAND Money Fund
	100 Mulberry Street, Gateway Center Three,
	Newark, NJ 07102-4077

2.	Name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series
	and classes of securities of the issuer, check the box
	but do not list series or classes):    [ X ]

3.	Investment Company Act File Number:		811-3253
	Securities Act File Number: 			02-73902

4.	(a)	Last day of fiscal year for which this notice is
		filed:  June 30, 2001

	(b)	[   ]  Check box if this Form is being filed late
		(i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

	(c)	[  ] Check box if this is the last time the issuer
will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):
					$ 66,283,553,477

	(ii)	Aggregate price of securities redeemed or repurchased
		during the fiscal year (if applicable):
					$ 63,234,034,106

	(iii)	Aggregate price of securities redeemed or repurchased
		during any prior fiscal year ending not earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission.
					$	0

	(iv)	Total available redemption credits [add items 5(ii)
		and 5(iii)].
					$ 63,234,034,106

	(v)	Net sales - If item 5(i) is greater than item 5(iv)
		[subtract item 5(iv) from item 5(i)].
					$ 3,049,519,371

	(vi)	Redemption credits available for use in future
		years.  - if item 5(i)	is less than item 5(iv)
		[subtract item 5(i) from item 5(iv)]
					$ 0

	(vii)	Multiplier fo determining registration fee (See
		instruction C.9):
					X   0.000250

	(viii)	Registration fee due [multiply item 5(v) by item
		5(vii)] enter "0" if no fee is due.
					= $ 762,380

6.	Prepaid Shares

	     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securties (number of
shares or other units) deducted here:	0

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
					0

7.	Interest due  -  if this Form is being filed more than
	90 days after the end of the issuer's fiscal year
	(See Instruction D):	+ $	0

8.	Total amount of the registration fee due plus any interest
	due [line 5(viii) plus line7] :
				= $	762,380

9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository:     August 20, 2001


	Method of Delivery:

		[ x ]	Wire Transfer
		[   ]	Mail or other means



	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By:   (Signature and Title)		/s/Jonathan D. Shain
				Jonathan D. Shain
				Secretary


Date:  August 20, 2001